Provision for Risks - Schedule of Provision Activity (Details) - Provision Activity [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision Activity [Line Items]
Balance Beginning	R$ 30,820	R$ 31,032	R$ 32,586
Reversal of provision	(6,872)	(3,292)	(5,307)
Provision recorded during the period	2,684	1,777	3,753
Additions by acquisition		1,184
Additions by merger		119
Ending balance	R$ 26,632	R$ 30,820	R$ 31,032